Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,007,462 and $18,953,144)	$ 20,531,627,000	$ 20,162,078,000
Fixed maturities, held-for-trading, at fair value (amortized cost of $612,899 and $331,081)	615,839,000	338,543,000
Mortgage loans on real estate (net of valuation allowances of $2,890 and $2,890)	3,247,704,000	3,363,570,000
Policy loans	4,092,661,000	4,130,062,000
Short-term investments (amortized cost of $267,026 and $263,501)	267,026,000	263,501,000
Limited partnership and other corporation interests	40,980,000	49,421,000
Other investments	15,189,000	16,068,000
Total investments	28,811,026,000	28,323,243,000
Other assets:
Cash	34,362,000	12,775,000
Reinsurance receivable	604,946,000	611,270,000
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	414,143,000	378,694,000
Investment income due and accrued	283,183,000	278,886,000
Collateral under securities lending agreements	0	13,741,000
Due from parent and affiliates	62,596,000	47,193,000
Goodwill	137,683,000	137,683,000
Other intangible assets	23,819,000	27,915,000
Other assets	874,918,000	773,651,000
Assets of discontinued operations	21,910,000	24,324,000
Separate account assets	26,631,193,000	27,718,844,000
Total assets	57,899,779,000	58,348,219,000
Policy benefit liabilities:
Future policy benefits	27,110,981,000	25,968,411,000
Policy and contract claims	354,899,000	339,104,000
Policyholders’ funds	299,577,000	335,484,000
Provision for policyholders’ dividends	55,481,000	58,577,000
Undistributed earnings on participating business	17,024,000	20,050,000
Total policy benefit liabilities	27,837,962,000	26,721,626,000
General liabilities:
Due to parent and affiliates	540,310,000	547,266,000
Commercial paper	93,371,000	98,589,000
Payable under securities lending agreements	0	13,741,000
Deferred income tax liabilities, net	137,116,000	314,616,000
Other liabilities	755,651,000	771,700,000
Liabilities of discontinued operations	21,910,000	24,324,000
Separate account liabilities	26,631,193,000	27,718,844,000
Total	$ 56,017,513,000	$ 56,210,706,000
Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	$ 0	$ 0
Common stock, $1 par value, 50,000,000 shares authorized; 7,232,986 and 7,032,000 shares issued and outstanding	7,233,000	7,032,000
Additional paid-in capital	840,874,000	777,664,000
Accumulated other comprehensive income	233,438,000	603,018,000
Retained earnings	800,721,000	749,799,000
Total stockholder’s equity	1,882,266,000	2,137,513,000
Total liabilities and stockholder’s equity	$ 57,899,779,000	$ 58,348,219,000